Consolidated statements of cash flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net loss	SFr (170,228)	SFr (27,524)	SFr (1,473)
Share-based compensation	192,436	48,631	18,838
Employee benefit expenses	1,121	957	(143)
Depreciation and amortization	31,413	12,091	5,342
Interest income and expenses	2,777	602	502
Net exchange differences	15,183	6,666	1,518
Income taxes	10,625	3,083	4,620
Change in provisions	4,368	1,674	1,099
Change in working capital
Trade receivables	(46,993)	(13,482)	(21,481)
Inventories	(31,771)	(61,305)	(12,353)
Trade payables	4,327	25,564	3,154
Change in other current operating assets / liabilities	8,095	(6,511)	(2,677)
Income taxes paid	(4,407)	(5,174)	(2,163)
Cash inflow / (outflow) from operating activities	16,946	(14,728)	(5,218)
Purchase of tangible assets	(24,639)	(10,986)	(7,432)
Purchase of intangible assets	(11,604)	(7,612)	(1,785)
Investment in subsidiary, net of cash acquired	0	0	(321)
Payment of contingent considerations	(200)	(26)	0
Cash (outflow) from investing activities	(36,443)	(18,624)	(9,538)
Proceeds from financial liabilities	0	0	3,000
Repayments of financial liabilities	0	(3,000)	(1,200)
Payments of lease liabilities	(13,311)	(3,399)	(2,000)
Proceeds from issue of shares	71	133,266	0
Net proceeds from the IPO	618,191	0	0
Equity transaction costs	(6,836)	(1,476)	0
Sale of treasury shares related to share-based compensation	500	0	0
Interests paid	(2,764)	(595)	(491)
Cash inflow / (outflow) from financing activities	595,851	124,796	(690)
Change in net cash and cash equivalents	576,354	91,444	(15,447)
Net cash and cash equivalents at January 1	90,595	120	15,762
Net impact of foreign exchange rate differences	(13,868)	(969)	(195)
Net cash and cash equivalents at December 31	SFr 653,081	SFr 90,595	SFr 120